Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Current Inventory and Non-Current Inventory
	December 31,
	2025	2024
Current inventory:
Finished goods	$1,835,487	$2,596,456
Work-in-process	70,628	128,451
Billets	1,986,379	2,601,270
Raw materials and supplies	3,984,060	4,574,146
Materials, spare parts and rollers	1,216,709	1,261,415
Materials in-transit	3,713	2,632
	$9,096,976	$11,164,370
	December 31,
	2025	2024

Coke	$1,157,556	$1,414,703
Spare parts	84,250	70,486
Rollers	229,463	203,701
Finished goods	353,095	353,095
	1,824,364	2,041,985

Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$1,471,269	$1,688,890